Goodwill - Key Assumptions Used in Performing Impairment Test, by each CGU (Detail)		Mar. 31, 2022	Mar. 31, 2021
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	[1]	14.90%	15.30%
Perpetual growth rate	[1]	3.00%	3.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Discount rate		15.50%	16.20%
Perpetual growth rate		3.00%	3.00%
Denali Sourcing Services Inc. [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.70%	12.00%
Perpetual growth rate		2.50%	2.50%
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.90%	15.30%
Perpetual growth rate		3.00%	3.00%
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.70%	12.00%
Perpetual growth rate		2.50%	2.50%
Technology services [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.00%	14.00%
Perpetual growth rate		2.00%	2.00%

[1]	Excludes South Africa, Research and Analytics, Technology services, HealthHelp and Denali CGUs.